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NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.




Annual Report
October 31, 1995




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


NEW JERSEY
DAILY MUNICIPAL                          600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                212-830-5200

================================================================================


Dear Shareholder:


We are pleased to present the annual report of New Jersey Daily Municipal Income Fund, Inc. for the year ended October 31, 1995.

The Fund had net assets of $130,127,560 and 2,438 active shareholders as of October 31, 1995. Dividends earned on a share held throughout the period were $.030 which, when adjusted for the compounding effect of the reinvestment of dividends, represents a 3.08% yield on an annual basis.

Thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,

/s/ Steven W. Duff

Steven W.Duff
President

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
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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1995

===============================================================================


                                                                                                             Ratings (a)
                                                                                                          -----------------
     Face                                                            Maturity                 Value                Standard
    Amount                                                             Date     Yield       (Note 1)      Moody's & Poor's
    ------                                                             ----     -----       --------      -------   -------
Other Tax Exempt Investments (19.52%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 2,408,000  Berkeley Heights, NJ BANS (b)                       11/08/96    3.75%     $ 2,409,397
     3,000,000  Essex County, NJ TAN - Series C
                LOC Natwest Bank                                    11/22/95    3.50        3,001,188     MIG-1
     4,000,000  Fort Lee, NJ TAN (b)                                02/02/96    3.46        4,004,325
     2,600,000  Mendham Township, NJ BAN (b)                        10/10/96    3.77        2,606,935
       516,000  Montclair, NJ BAN (b)                               06/28/96    3.79          517,257
       500,000  New Jersey State GO                                 04/01/96    3.63          506,561      Aa1     AA+
       750,000  Pequannock Township, NJ Board of Education
                (Collateralized with U.S. Government Securities)    03/01/96    3.70          774,668      Aaa     AAA
     3,500,000  Southern Regional High School District,
                NJ Board of Education Temporary Notes (b)           11/02/95    4.49        3,500,021
     5,060,000  Trenton, NJ School District Tempory Notes (b)       10/24/96    3.81        5,074,979
     3,000,000  Township of Parsippany-Troy Hills BAN               11/01/96    3.64        3,008,640     MIG-1
    ----------                                                                             ----------
    25,334,000  Total Other Tax Exempt Investments                                         25,403,971
    ----------                                                                             ----------
Other Variable Rate Demand Instruments (c) (68.09%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 1,500,000  Glouchester County, NJ PCFA
                (Monsanto Company Project)                          12/01/22    3.80%     $ 1,500,000      P1      A1
     6,100,000  Mercer County, NJ Improvement Authority
                Pooled Government Loan Program Bond
                LOC Credit Suisse                                   11/01/98    3.60        6,100,000    VMIG-1    A1+
     3,400,000  New Jersey EDA (b)
                (400 International Drive Rockefeller Corporation)
                LOC Morgan Guaranty                                 09/01/05    3.85        3,400,000
     1,050,000  New Jersey EDA Bears - Series G
                LOC First Fidelity Bank                             07/01/03    3.85        1,050,000              A1
     2,300,000  New Jersey EDA Dock Facility Refunding RB
                (Bayonne/IMTT-Bayonne Project)
                LOC First National Bank of Chicago                  12/01/27    3.95        2,300,000    VMIG-1
       200,000  New Jersey EDA Dock Facility Refunding RB
                (Bayonne/IMTT-Bayonne Project) - Series 1993B
                LOC First National Bank of Chicago                  12/01/27    3.90          200,000    VMIG-1
     2,115,000  New Jersey EDA Economic Growth Bonds - Series 1994A
                LOC National Westminster Bank PLC                   08/01/14    3.85        2,115,000      P1      A1+
       850,000  New Jersey EDA Manufacturing Facility RB
                (Commerce Center Project)
                LOC Bank of America                                 08/01/17    4.40          850,000      P1      A1
     2,500,000  New Jersey EDA Natural Gas Facilities RB
                (New Jersey Natural Gas Company) - Series B
                AMBAC Insured                                       07/01/30    3.55        2,500,000    VMIG-1


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                       See Notes to Financial Statements.

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===============================================================================


                                                                                                                       Ratings (a)
                                                                                                                    ---------------
      Face                                                                               Maturity           Value         Standard
     Amount                                                                                Date    Yield  (Note 1) Moody's & Poor's
     ------                                                                                ----    -----  -------- -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
     1,500,000  New Jersey EDA Natural Gas Facility RB - Series A
                (New Jersey National Gas Company)
                AMBAC Insured                                                           07/01/30   3.45   1,500,000    AAA     Aaa
     1,000,000  New Jersey EDA School RB
                (Peddie School) - Series 1994B                                          02/01/19   3.95   1,000,000            A1
     3,200,000  New Jersey EDA
                (Hillcrest Health System Inc. Obligated Group Project) - Series 1995
                LOC Industrial Bank of Japan, Ltd.                                      01/01/22   3.70   3,200,000    P1      A1
     1,000,000  New Jersey EDA Variable Rate Demand
                RB Sewage Facility
                LOC PNC Bank                                                            07/01/01   4.15   1,000,000    P1      A1
     2,085,000  New Jersey State EDA
                (Block Drug Corporation) - Series A
                LOC Trust Co. Bank of Atlanta                                           06/01/09   3.95   2,085,000    P1
     1,650,000  New Jersey State EDA
                (Block Drug Corporation) - Series B
                LOC Trust Co. Bank of Atlanta                                           06/01/09   3.95   1,650,000    P1      A1+
     3,250,000  New Jersey State EDA (Campus 130 Associates)
                LOC The Bank of New York                                                12/01/11   4.20   3,250,000    P1      A1
     4,000,000  New Jersey State EDA (Crompton & Knowles)
                LOC ABN AMRO Bank N.V.                                                  07/01/97   3.88   4,000,000    P1      A1+
     2,600,000  New Jersey State EDA (Curtiss-Wright Flight Systems)
                LOC Bank of Nova Scotia                                                 01/01/02   3.65   2,600,000            A1+
     1,791,500  New Jersey State EDA (Hartz & Rex Associates) (b)
                LOC Citibank                                                            01/01/12   4.08   1,791,500
     2,725,000  New Jersey State EDA, (b)
                Industrial & Economic Development (FMC Corp.)
                LOC Wachovia Bank & Trust Co., N.A.                                     06/01/22   3.95   2,725,000
     2,890,000  New Jersey State EDA STPCO II
                LOC Barclays Bank PLC                                                   07/01/06   3.80   2,890,000            A1+
    12,600,000  New Jersey State Turnpike Authority - Series A
                FGIC Insured                                                            01/01/18   3.60  12,600,000  VMIG-1    A1+
       200,000  Pollution Control Finance of Union County New Jersey
                (Exxon Project) - Series 1994                                           07/01/23   3.85     200,000    P1      A1+
       500,000  Pollution Control Finance of Union County New Jersey
                (Exxon Project) - Series 1994                                           07/01/33   3.85     500,000    P1      A1+
     4,400,000  Port Authority of New York &  New Jersey - Series 1                     08/01/28   3.90   4,400,000  VMIG-1    A1+
     7,500,000  Port Authority of New York &  New Jersey - Series 3
                LOC Deutsche Bank A.G.                                                  10/01/14   3.80   7,500,000  VMIG-1    A1+

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                       See Notes to Financial Statements.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1995

===============================================================================

                                                                                                            Ratings (a)
                                                                                                        ------------------
     Face                                                            Maturity             Value                  Standard
    Amount                                                             Date    Yield    (Note 1)        Moody's & Poor's
    ------                                                             ----    -----    --------        -------   --------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 1,000,000  Port Authority of New York &  New Jersey
                Special Obligation RB (2nd Installment)
                LOC Deutsche Bank A.G.                              10/01/14   3.80%   $ 1,000,000       VMIG-1    A1+
    14,700,000  Port Authority of New York &  New Jersey
                Versatile & Structure Obligation Series - 3         06/01/20   3.70     14,700,000       VMIG-1    A1+
    ----------                                                                          ----------
    88,606,500  Total Other Variable Rate Demand Instruments                            88,606,500
    ----------                                                                          ----------
Put Bonds (d) (3.38%)
-----------------------------------------------------------------------------------------------------------------------------------
     $ 900,000  Puerto Rico Industrial Medical & Environmental Bond
                LOC Morgan Guaranty                                 12/01/95   3.80%     $ 900,276       VMIG-1
     1,000,000  Puerto Rico Industrial Medical & Environmental Bond
                LOC Morgan Guaranty                                 12/01/95   4.35      1,000,000                 AAA
     2,500,000  Puerto Rico Industrial Medical & Environmental
                PCFA PCRB (Reynolds Metals Corporation)
                LOC ABN AMRO Bank N.V.                              09/01/96   3.96      2,494,938       VMIG-1    A1+
    ----------                                                                          ----------
     4,400,000  Total Put Bonds                                                          4,395,214
    ----------                                                                          ----------
Tax exempt Commercial Paper (11.56%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 3,000,000  New Jersey State EDA Exempt Facility RB
                (Chambers Cogeneration)
                LOC Swiss Bank Corp.                                11/28/95   3.70%   $ 3,000,000       VMIG-1   A1+
     1,000,000  New Jersey State EDA Exempt Facility RB
                (Chambers Cogeneration)
                LOC Swiss Bank Corp.                                12/07/95   3.80      1,000,000       VMIG-1   A1+
     3,000,000  New Jersey State EDA Exempt Facility RB
                (Keystone 1992 Project)
                LOC Union Bank of Switzerland                       11/14/95   3.60      3,000,000       VMIG-1   A1+
       445,000  Port Authority of New York &  New Jersey            11/14/95   3.70        445,000         P1     A1+
     1,500,000  Port Authority of New York &  New Jersey            12/13/95   3.75      1,500,000         P1     A1+
     6,100,000  Puerto Rico Government Development Bank             11/10/95   3.25      6,100,000                A1+
    ----------                                                                          ----------
    15,045,000  Total Tax Exempt Commercial Paper                                       15,045,000
    ----------                                                                          ----------
Variable Rate Demand Instruments - Participations (0.06%)
-----------------------------------------------------------------------------------------------------------------------------------
   $    70,909  Thermwell Products
                LOC Barclays Bank PLC                               07/31/96   5.69%   $    70,909         P1     A1+
    ----------                                                                          -----------
        70,909  Total Variable Rate Demand Instrumnets - Participations                     70,909
    ----------                                                                          -----------
                Total Investments (102.61%)(Cost $133,521,594+)                         133,521,594
                Liabilities in Excess of Cash (-2.61%)                                 (  3,394,034)
                                                                                        -----------
                Net Assets (100.00%), 130,130,432 Shares Outstanding (Note 3)          $130,127,560
                                                                                        ===========
                Net Asset Value, offering and redemption price per share               $       1.00
                                                                                        ===========
              + Aggregate cost for federal income tax purposes is identical.


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                       See Notes to Financial Statements.

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===============================================================================




FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted are those of the bank whose letter of credit secures such instruments. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.
(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.
(c) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.
(d)  The maturity date indicated for the put bonds is the next put date.


KEY:
     BAN      =   Bond Anticipation Note                          PCFA     =    Pollution Control Finance Authority

     EDA      =   Economic Development Authority                  PCRB     =    Pollution Control Revenue Bond

     GO       =   General Obligation                              RB       =    Revenue Bond





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                       See Notes to Financial Statemnts.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995

===============================================================================




INVESTMENT INCOME
Income:
    Interest................................................................................  $   4,427,669
                                                                                               ------------
Expenses: (Note 2)
    Investment management fee...............................................................        355,223
    Administration fee......................................................................        236,815
    Distribution fee........................................................................        236,815
    Custodian, shareholder servicing and related shareholder expenses.......................        122,878
    Legal, compliance and filing fees.......................................................         52,167
    Audit and accounting....................................................................         40,746
    Amortization of organization expenses...................................................         10,289
    Directors' fees.........................................................................          6,308
    Other...................................................................................          4,054
                                                                                               ------------
      Total expenses........................................................................      1,065,295
Less fees waived (Note 2)...................................................................  (     217,216)
                                                                                               ------------
      Net expenses..........................................................................        848,079
                                                                                               ------------
Net investment income.......................................................................      3,579,590


REALIZED GAIN ON INVESTMENTS

Net realized gain on investments............................................................          1,012
                                                                                               ------------
Increase in net assets from operations......................................................  $   3,580,602
                                                                                               ============


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                       See Notes to Financial Statements.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 1995 AND 1994

===============================================================================


                                                                           1995                   1994
                                                                     ---------------         ---------------


INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income.........................................   $     3,579,590         $     1,950,607
    Net realized gain (loss) on investments.......................             1,012         (         3,614)
                                                                     ---------------         ---------------
    Increase in net assets from operations........................         3,580,602               1,946,993
 Dividends to shareholders from net investment income.............   (     3,579,590)*       (     1,950,607)*
 Capital share transactions (Note 3)..............................        24,197,289              27,585,747
                                                                     ---------------         ---------------
        Total increase............................................        24,198,301              27,582,133

Net assets:
    Beginning of year.............................................       105,929,259              78,347,126
                                                                      --------------         ---------------
    End of year...................................................   $   130,127,560           $ 105,929,259
                                                                      ==============         ===============

*    Designated as exempt-interest dividends for federal income tax purposes.


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                       See Notes to Financial Statements.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS


===============================================================================
1. Summary of Accounting Policies.

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

    a) Valuation of Securities -

    Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

    b) Federal  Income  Taxes -

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

    c) Dividends and Distributions -

    Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

    d) General -

    Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), at the annual rate of .30% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the year ended October 31, 1995.

The Manager is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). On August 16, 1995, New England Mutual Life Insurance Company ("The New England"), the owner of NEIC's general partner and a majority owner of the limited partnership interest in NEIC, entered into an agreement to merge with Metropolitan Life Insurance Company ("MetLife"), with MetLife to be the survivor of the merger. The merger is subject to several conditions, including the required approval, by shareholders of the Fund of a proposed new investment advisory agreement, intended to take effect at the time of the merger. The new agreement will be substantially similar to the existing agreement.


-------------------------------------------------------------------------------

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===============================================================================
2. Investment Management Fees and Other Transactions with Affiliates
   (Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended October 31, 1995 the Distributor voluntarily waived shareholder servicing fees of $217,216.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Custodian, shareholder servicing and related shareholder expenses" are fees of $29,607 paid to Fundtech Services L.P., an affiliate of the Manager as servicing agent for the Fund.

3. Capital Stock.

At October 31, 1995, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $130,130,432. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                             Year                         Year
                                                            Ended                        Ended
                                                      October 31, 1995              October 31, 1994
                                                      -----------------            -----------------
Sold........................................               246,436,643                 190,710,019
Issued on reinvestment of dividends.........                 2,746,946                   1,655,365
Redeemed....................................         (     224,986,300)           (    164,779,637)
                                                      ----------------             ---------------
Net increase................................                24,197,289                  27,585,747
                                                      ================             ===============

4. Sales of Securities.

Accumulated undistributed realized losses at October 31, 1995 amounted to $2,872.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, is subject to the credit risk associated with the non-performance of such issuers. Approximately 49% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


===============================================================================

6. Selected Financial Information.

                                                             Year Ended
                                                             October 31,                          October 26, 1990
                                       -------------------------------------------------------     (Inception) to
                                        1995             1994            1993            1992     October 31, 1991
                                        ----             ----            ----            ----     ----------------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.    $1.00            $1.00           $1.00           $1.00           $1.00
                                       -------          -------         -------         -------         -------

Net investment income..............      .030            0.020           0.020           0.030           0.042

Dividends from net investment income   ( .030 )        ( 0.020 )       ( 0.020 )       ( 0.030 )       ( 0.042 )
                                       -------          -------         -------         -------         -------
Net asset value, end of year.......    $1.00            $1.00           $1.00           $1.00           $1.00
                                       ======           =======         =======         =======         =======

Total Return.......................     3.08%            2.03%           1.98%           3.01%           4.62%*

Ratios/Supplemental Data

Net assets, end of  year (000).....   $130,128         $105,929         $78,347        $46,374         $26,238

Ratios to average net assets:
    Expenses.......................      0.72%+          0.66%+          0.61%+          0.42%+          0.27%*+
    Net investment income..........      3.02%+          2.02%+          1.95%+          2.88%+          4.32%*+

* Annualized
+ Net of management, administration and shareholder servicing fees waived equivalent to .18%, .26%, .35%, .70%, and .70% of average net assets respectively, plus expense reimbursement equivalent to .00%, .00%, .00%, .04% and .53% of average net assets, respectively.




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
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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT


===============================================================================

The Board of Directors and Shareholders
New Jersey Daily Municipal Income Fund, Inc.


We have audited the accompanying statement of net assets of New Jersey Daily Municipal Income Fund, Inc. as of October 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the four years in the period then ended and the period from October 26, 1990 (Commencement of Operations) to October 31, 1991. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. as of October 31, 1995, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.



/s/ McGladry & Pullen, LLP



 New York, New York
 November 29, 1995




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
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This report is submitted for the general  information of the shareholders of the
Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its
management,     marketability    of    shares,     and    other     information.
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   New Jersey Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


   Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


   Custodian, Transfer Agent & Dividend
   Disbursing Agent
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


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